Accounts Receivable, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Receivable, net
Accounts Receivable, net

3)    Accounts Receivable, net

Accounts receivable, net is comprised of the following:

	September 30,	December 31,
	2021	2020
Gross accounts receivables	$2,929,064	$6,560,291
Distribution service fees	(537,363)	(972,652)
Chargebacks accrual	—	(121,269)
Cash discount allowances	(135,527)	(84,601)
Allowance for doubtful accounts	(303,753)	(228,800)
Total accounts receivable, net	$1,952,421	$5,152,969

For the nine months ended September 30, 2021 and 2020, gross sales from customers representing 10% or more of the Company’s total gross sales included four customers and one customer, respectively, which represented approximately 78% and 80% of total gross sales, respectively.

Receivables from customers representing 10% or more of the Company’s gross accounts receivable included two customers at September 30, 2021 and December 31, 2020 equal to 70% and 93%, respectively, of the Company’s total gross accounts receivables.

3)    Accounts Receivable, net

Accounts receivable, net is comprised of the following:

	December 31,	December 31,
	2020	2019
Gross accounts receivables	$6,560,291	$4,989,260
Distribution service fees	(972,652)	(2,061,481)
Chargebacks accruals	(121,269)	(60,507)
Cash discount allowances	(84,601)	(235,867)
Allowance for doubtful accounts	(228,800)	(26,275)
Total accounts receivable, net	$5,152,969	$2,605,130

For years ended December 31, 2020 and 2019, gross sales from customers representing 10% or more of the Company’s total gross sales included one customer which represented approximately 85% and 86% of total gross sales, respectively. Receivables from customers representing 10% or more of the Company’s gross accounts receivable included one customer at December 31, 2020 and 2019 equal to 93% and 88%, respectively, of the Company’s total gross accounts receivables.